UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Magellan® K6 Fund Fidelity® Magellan® K6 Fund : FMKFX

This annual shareholder report contains information about Fidelity® Magellan® K6 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® K6 Fund	$ 47	0.45%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result were stock picks in industrials and communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned about -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Stock picks and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted the fund's relative performance. Also contributing to our result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%). This period we decreased our stake in the stock. A second notable relative contributor was an overweight in Amphenol (+94%). This period we decreased our stake in the company, though it was one of the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our biggest holdings at period end.
•Notable changes in positioning include decreased exposure to the communication services and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Magellan® K6 Fund	8.86%	9.90%	13.13%
S&P 500® Index	17.80%	12.06%	14.48%
A   From June 13, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$296,287,811
Number of Holdings	52
Total Advisory Fee	$1,493,359
Portfolio Turnover	57%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.0
Financials	14.1
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.8
Microsoft Corp	7.2
Amazon.com Inc	5.8
Broadcom Inc	4.9
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
KLA Corp	2.0
Visa Inc Class A	2.0
43.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913124.101    3456-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Magellan® Fund Fidelity® Magellan® Fund : FMAGX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Magellan® Fund	$ 67	0.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Magellan® Fund	8.59%	9.55%	13.11%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912777.101    21-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Magellan® Fund Fidelity® Magellan® Fund Class K : FMGKX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 59	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
March 31, 2016 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	8.59%	9.64%	13.19%
S&P 500® Index	17.80%	12.06%	14.16%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912776.101    2096-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Magellan® Fund Fidelity Advisor® Magellan® Fund Class A : FMAEX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.93%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	2.02%	-2.52%
Class A (without 5.75% sales charge)	8.25%	1.47%
S&P 500® Index	17.80%	10.37%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918407.101    7834-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Magellan® Fund Fidelity Advisor® Magellan® Fund Class M : FMAJX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 123	1.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	4.24%	-1.16%
Class M (without 3.50% sales charge)	8.02%	1.26%
S&P 500® Index	17.80%	10.37%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918411.101    7835-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Magellan® Fund Fidelity Advisor® Magellan® Fund Class C : FMANX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	6.44%	0.74%
Class C	7.42%	0.74%
S&P 500® Index	17.80%	10.37%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918409.101    7836-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Magellan® Fund Fidelity Advisor® Magellan® Fund Class I : FMAOX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	8.54%	1.75%
S&P 500® Index	17.80%	10.37%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918413.101    7837-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Fidelity® Magellan® Fund Fidelity Advisor® Magellan® Fund Class Z : FMASX

This annual shareholder report contains information about Fidelity® Magellan® Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending March 31, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024. But momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within financials. Also hurting our result was stock picking in industrials and communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an underweight in Alphabet (+86%), which was not in the portfolio on March 31. A second notable relative detractor was our stake in Arthur J Gallagher (-41%). The stock was not held at period end. A non-benchmark stake in Constellation Software returned -34% and notably hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was an underweight in health care. Security selection and an overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result was an underweight in consumer staples, primarily within the household & personal products industry.
•The top individual relative contributor was an overweight in Quanta Services (+117%), where we decreased our investment this period. The second-largest relative contributor was an overweight in Amphenol (+94%). This period we reduced our investment in the company, though it was among the fund's biggest holdings this period. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+99%), one of our largest holdings at period end.
•Notable changes in positioning include lower allocations to the communication services and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	8.62%	1.87%
S&P 500® Index	17.80%	10.37%
A   From October 8, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$33,046,027,333
Number of Holdings	52
Total Advisory Fee	$226,666,349
Portfolio Turnover	54%
What did the Fund invest in?
(as of March 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	38.8
Industrials	17.2
Financials	14.2
Consumer Discretionary	11.4
Communication Services	6.1
Materials	4.2
Health Care	4.1
Consumer Staples	1.9
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.8
Taiwan - 2.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Microsoft Corp	7.1
Amazon.com Inc	5.8
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.0
JPMorgan Chase & Co	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.2
Netflix Inc	2.1
Visa Inc Class A	2.1
KLA Corp	2.0
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918415.101    7838-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Magellan Fund and Fidelity Magellan K6 Fund (the “Funds”):

Services Billed by PwC

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$83,700	$1,900	$15,100	$600
Fidelity Magellan K6 Fund	$61,600	$1,300	$4,300	$400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2026A	March 31, 2025A
Audit-Related Fees	$9,428,700	$9,765,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A
PwC	$14,664,700	$14,833,400

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Magellan® K6 Fund

Annual Report
March 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Magellan® K6 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,310	6,525,814
UNITED STATES - 96.7%
Communication Services - 6.1%
Entertainment - 2.1%
Netflix Inc (a)	63,590	6,114,178
Interactive Media & Services - 4.0%
Meta Platforms Inc Class A	20,760	11,877,419
TOTAL COMMUNICATION SERVICES		17,991,597
Consumer Discretionary - 11.4%
Broadline Retail - 5.8%
Amazon.com Inc (a)	82,085	17,095,843
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings Inc	16,931	5,148,379
Marriott International Inc/MD Class A1	12,430	4,065,480
		9,213,859
Specialty Retail - 2.5%
AutoZone Inc (a)	1,070	3,614,224
O'Reilly Automotive Inc (a)	41,815	3,859,943
		7,474,167
TOTAL CONSUMER DISCRETIONARY		33,783,869
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	5,667	5,646,769
Financials - 14.1%
Banks - 2.5%
JPMorgan Chase & Co	25,190	7,409,890
Capital Markets - 5.3%
CME Group Inc Class A	13,622	4,023,258
Interactive Brokers Group Inc Class A	50,590	3,393,071
Moody's Corp	9,384	4,093,770
S&P Global Inc	9,357	3,979,906
		15,490,005
Consumer Finance - 1.3%
American Express Co	13,160	3,980,637
Financial Services - 3.8%
Mastercard Inc Class A	10,810	5,401,325
Visa Inc Class A	19,671	5,945,363
		11,346,688
Insurance - 1.2%
Marsh & McLennan Cos Inc	19,966	3,463,103
TOTAL FINANCIALS		41,690,323
Health Care - 4.1%
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp (a)	14,101	884,838
Health Care Providers & Services - 3.8%
Cencora Inc	10,471	3,289,359
HCA Healthcare Inc	7,469	3,534,630
McKesson Corp	5,019	4,343,242
		11,167,231
TOTAL HEALTH CARE		12,052,069
Industrials - 17.0%
Aerospace & Defense - 6.0%
GE Aerospace	18,974	5,384,252
HEICO Corp Class A	17,022	3,593,174
RTX Corp	23,170	4,469,493
TransDigm Group Inc	3,484	4,037,817
		17,484,736
Building Products - 1.5%
Trane Technologies PLC	10,640	4,434,114
Commercial Services & Supplies - 4.1%
Cintas Corp	19,384	3,278,610
Republic Services Inc	15,670	3,432,043
Rollins Inc	64,664	3,453,704
Waste Connections Inc (United States)	12,790	2,077,608
		12,241,965
Construction & Engineering - 1.4%
Quanta Services Inc	7,660	4,205,493
Electrical Equipment - 1.6%
Eaton Corp PLC	13,435	4,805,296
Machinery - 2.4%
Ingersoll Rand Inc	39,030	3,127,084
Westinghouse Air Brake Technologies Corp	16,330	4,081,030
		7,208,114
TOTAL INDUSTRIALS		50,379,718
Information Technology - 36.6%
Communications Equipment - 2.7%
Arista Networks Inc (a)	30,190	3,706,728
Motorola Solutions Inc	9,956	4,320,606
		8,027,334
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp Class A	33,992	4,294,889
Semiconductors & Semiconductor Equipment - 22.2%
Advanced Micro Devices Inc (a)	23,830	4,847,737
Analog Devices Inc	12,340	3,925,847
Broadcom Inc	45,960	14,225,080
KLA Corp	4,086	6,016,267
Lam Research Corp	21,930	4,685,564
NVIDIA Corp	182,050	31,749,520
		65,450,015
Software - 10.3%
Cadence Design Systems Inc (a)	16,305	4,530,670
Microsoft Corp	57,348	21,228,510
Synopsys Inc (a)	12,351	4,896,924
		30,656,104
TOTAL INFORMATION TECHNOLOGY		108,428,342
Materials - 4.2%
Chemicals - 1.6%
Linde PLC	9,499	4,709,224
Construction Materials - 2.6%
Martin Marietta Materials Inc	7,020	4,132,534
Vulcan Materials Co	13,240	3,605,252
		7,737,786
TOTAL MATERIALS		12,447,010
Real Estate - 1.3%
Health Care REITs - 1.3%
Welltower Inc	20,120	3,977,925
TOTAL UNITED STATES		286,397,622
TOTAL COMMON STOCKS (Cost $176,724,003)		292,923,436

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,810,141)	3.69	2,809,579	2,810,141

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $179,534,144)	295,733,577
NET OTHER ASSETS (LIABILITIES) - 0.2%	554,234
NET ASSETS - 100.0%	296,287,811

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,272,434	84,759,700	84,222,247	118,605	254	-	2,810,141	2,809,579	0.0%
Fidelity Securities Lending Cash Central Fund	-	15,386,906	15,386,906	352	-	-	-	-	0.0%
Total	2,272,434	100,146,606	99,609,153	118,957	254	-	2,810,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	17,991,597	17,991,597	-	-
Consumer Discretionary	33,783,869	33,783,869	-	-
Consumer Staples	5,646,769	5,646,769	-	-
Financials	41,690,323	41,690,323	-	-
Health Care	12,052,069	12,052,069	-	-
Industrials	50,379,718	50,379,718	-	-
Information Technology	114,954,156	114,954,156	-	-
Materials	12,447,010	12,447,010	-	-
Real Estate	3,977,925	3,977,925	-	-

Money Market Funds	2,810,141	2,810,141	-	-
Total Investments in Securities:	295,733,577	295,733,577	-	-
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $176,724,003)	$292,923,436
Fidelity Central Funds (cost $2,810,141)	2,810,141

Total Investment in Securities (cost $179,534,144)		$295,733,577
Cash		11,455
Foreign currency held at value (cost $631)		622
Receivable for investments sold		585,974
Receivable for fund shares sold		2,967
Dividends receivable		60,936
Distributions receivable from Fidelity Central Funds		7,125
Total assets		296,402,656
Liabilities
Accrued management fee	$114,845
Total liabilities		114,845
Net Assets		$296,287,811
Net Assets consist of:
Paid in capital		$172,499,192
Total accumulated earnings (loss)		123,788,619
Net Assets		$296,287,811
Net Asset Value, offering price and redemption price per share ($296,287,811 ÷ 15,816,958 shares)		$18.73
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends		$1,747,462
Income from Fidelity Central Funds (including $352 from security lending)		118,957
Total income		1,866,419
Expenses
Management fee	$1,493,359
Independent trustees' fees and expenses	1,233
Total expenses before reductions	1,494,592
Expense reductions	(279)
Total expenses after reductions		1,494,313
Net Investment income (loss)		372,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,330,011
Fidelity Central Funds	254
Foreign currency transactions	(541)
Total net realized gain (loss)		24,329,724
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,890,065
Assets and liabilities in foreign currencies	518
Total change in net unrealized appreciation (depreciation)		3,890,583
Net gain (loss)		28,220,307
Net increase (decrease) in net assets resulting from operations		$28,592,413
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$372,106	$694,820
Net realized gain (loss)	24,329,724	18,930,535
Change in net unrealized appreciation (depreciation)	3,890,583	(7,497,900)
Net increase (decrease) in net assets resulting from operations	28,592,413	12,127,455
Distributions to shareholders	(25,008,314)	(18,110,747)

Share transactions
Proceeds from sales of shares	27,907,879	43,574,519
Reinvestment of distributions	25,008,314	18,110,747
Cost of shares redeemed	(60,297,679)	(54,145,393)

Net increase (decrease) in net assets resulting from share transactions	(7,381,486)	7,539,873
Total increase (decrease) in net assets	(3,797,387)	1,556,581

Net Assets
Beginning of period	300,085,198	298,528,617
End of period	$296,287,811	$300,085,198

Other Information
Shares
Sold	1,371,226	2,189,622
Issued in reinvestment of distributions	1,268,562	915,968
Redeemed	(2,955,660)	(2,752,416)
Net increase (decrease)	(315,872)	353,174

Financial Highlights
Fidelity® Magellan® K6 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.60	$18.92	$13.81	$15.45	$14.35
Income from Investment Operations
Net investment income (loss) A,B	.02	.04	.07	.06	.02
Net realized and unrealized gain (loss)	1.68	.79	5.42	(1.66)	1.80
Total from investment operations	1.70	.83	5.49	(1.60)	1.82
Distributions from net investment income	(.02)	(.08)	(.06)	(.04)	(.02)
Distributions from net realized gain	(1.55)	(1.07)	(.32)	-	(.70)
Total distributions	(1.57)	(1.15)	(.38)	(.04)	(.72)
Net asset value, end of period	$18.73	$18.60	$18.92	$13.81	$15.45
Total Return C	8.86%	4.13%	40.48%	(10.35)%	12.29%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.11%	.22%	.42%	.43%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$296,288	$300,085	$298,529	$224,221	$253,289
Portfolio turnover rate F	57%	55%	56%	90% G	57% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Magellan K6 Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,247,832
Gross unrealized depreciation	(4,227,530)
Net unrealized appreciation (depreciation)	$116,020,302
Tax Cost	$179,713,275

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$69,101
Undistributed long-term capital gain	$7,699,225
Net unrealized appreciation (depreciation) on securities and other investments	$116,020,293

The tax character of distributions paid was as follows:

	March 31, 2026	March 31, 2025
Ordinary Income	$302,454	$3,017,292
Long-term Capital Gains	24,705,860	15,093,455
Total	$25,008,314	$18,110,747
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Magellan K6 Fund	186,627,156	216,806,199
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Magellan K6 Fund	1,129

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Magellan K6 Fund	16,187,910	12,323,925	1,022,698
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Magellan K6 Fund	36	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $279.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Magellan Fund and Shareholders of Fidelity Magellan K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Magellan K6 Fund (one of the funds constituting Fidelity Magellan Fund, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2026, $20,211,136, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893883.106
MAG-K6-ANN-0526
Fidelity® Magellan® Fund

Annual Report
March 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Magellan® Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,173,386	734,495,799
UNITED STATES - 97.1%
Communication Services - 6.1%
Entertainment - 2.1%
Netflix Inc (a)	7,108,560	683,488,044
Interactive Media & Services - 4.0%
Meta Platforms Inc Class A	2,307,400	1,320,132,762
TOTAL COMMUNICATION SERVICES		2,003,620,806
Consumer Discretionary - 11.4%
Broadline Retail - 5.8%
Amazon.com Inc (a)	9,156,200	1,906,961,774
Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings Inc	1,905,176	579,325,918
Marriott International Inc/MD Class A1	1,401,970	458,542,328
		1,037,868,246
Specialty Retail - 2.5%
AutoZone Inc (a)	112,370	379,561,139
O'Reilly Automotive Inc (a)	4,705,917	434,403,198
		813,964,337
TOTAL CONSUMER DISCRETIONARY		3,758,794,357
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	637,544	635,267,968
Financials - 14.2%
Banks - 2.5%
JPMorgan Chase & Co	2,816,800	828,589,888
Capital Markets - 5.3%
CME Group Inc Class A	1,535,559	453,527,351
Interactive Brokers Group Inc Class A	5,694,000	381,896,580
Moody's Corp	1,056,579	460,932,589
S&P Global Inc	1,053,566	448,123,762
		1,744,480,282
Consumer Finance - 1.4%
American Express Co	1,481,200	448,033,376
Financial Services - 3.9%
Mastercard Inc Class A	1,216,404	607,788,423
Visa Inc Class A	2,214,143	669,202,580
		1,276,991,003
Insurance - 1.1%
Marsh & McLennan Cos Inc	2,246,821	389,711,102
TOTAL FINANCIALS		4,687,805,651
Health Care - 4.1%
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp (a)	1,752,831	109,990,145
Health Care Providers & Services - 3.8%
Cencora Inc	1,175,951	369,413,247
HCA Healthcare Inc	841,210	398,094,220
McKesson Corp	565,100	489,014,937
		1,256,522,404
TOTAL HEALTH CARE		1,366,512,549
Industrials - 17.2%
Aerospace & Defense - 6.0%
GE Aerospace	2,135,500	605,990,835
HEICO Corp Class A	1,915,307	404,302,155
RTX Corp	2,608,200	503,121,780
TransDigm Group Inc	384,226	445,302,565
		1,958,717,335
Building Products - 1.5%
Trane Technologies PLC	1,197,051	498,859,034
Commercial Services & Supplies - 4.3%
Cintas Corp	2,195,636	371,369,873
Republic Services Inc	1,763,869	386,322,588
Rollins Inc	7,277,887	388,711,945
Waste Connections Inc (United States)	1,698,689	275,935,041
		1,422,339,447
Construction & Engineering - 1.4%
Quanta Services Inc	863,786	474,235,789
Electrical Equipment - 1.6%
Eaton Corp PLC	1,497,203	535,504,597
Machinery - 2.4%
Ingersoll Rand Inc	4,392,500	351,927,100
Westinghouse Air Brake Technologies Corp	1,827,110	456,613,060
		808,540,160
TOTAL INDUSTRIALS		5,698,196,362
Information Technology - 36.6%
Communications Equipment - 2.7%
Arista Networks Inc (a)	3,397,600	417,157,328
Motorola Solutions Inc	1,121,121	486,532,880
		903,690,208
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	3,825,539	483,356,853
Semiconductors & Semiconductor Equipment - 22.1%
Advanced Micro Devices Inc (a)	2,682,500	545,700,975
Analog Devices Inc	1,389,100	441,928,274
Broadcom Inc	5,091,497	1,575,869,236
KLA Corp	443,600	653,161,076
Lam Research Corp	2,467,800	527,270,148
NVIDIA Corp	20,204,035	3,523,583,705
		7,267,513,414
Software - 10.3%
Cadence Design Systems Inc (a)	1,835,029	509,899,508
Microsoft Corp	6,370,404	2,358,132,449
Synopsys Inc (a)	1,389,857	551,050,503
		3,419,082,460
TOTAL INFORMATION TECHNOLOGY		12,073,642,935
Materials - 4.2%
Chemicals - 1.6%
Linde PLC	1,070,940	530,929,214
Construction Materials - 2.6%
Martin Marietta Materials Inc	790,404	465,295,027
Vulcan Materials Co	1,489,800	405,672,540
		870,967,567
TOTAL MATERIALS		1,401,896,781
Real Estate - 1.4%
Health Care REITs - 1.4%
Welltower Inc	2,264,800	447,773,608
TOTAL UNITED STATES		32,073,511,017
TOTAL COMMON STOCKS (Cost $19,030,806,168)		32,808,006,816

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $203,355,291)	3.69	203,314,628	203,355,291

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $19,234,161,459)	33,011,362,107
NET OTHER ASSETS (LIABILITIES) - 0.1%	34,665,226
NET ASSETS - 100.0%	33,046,027,333

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	215,847,906	9,071,148,831	9,083,672,126	13,829,340	30,680	-	203,355,291	203,314,628	0.3%
Fidelity Securities Lending Cash Central Fund	-	663,945,075	663,936,408	15,847	(8,667)	-	-	-	0.0%
Total	215,847,906	9,735,093,906	9,747,608,534	13,845,187	22,013	-	203,355,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,003,620,806	2,003,620,806	-	-
Consumer Discretionary	3,758,794,357	3,758,794,357	-	-
Consumer Staples	635,267,968	635,267,968	-	-
Financials	4,687,805,651	4,687,805,651	-	-
Health Care	1,366,512,549	1,366,512,549	-	-
Industrials	5,698,196,362	5,698,196,362	-	-
Information Technology	12,808,138,734	12,808,138,734	-	-
Materials	1,401,896,781	1,401,896,781	-	-
Real Estate	447,773,608	447,773,608	-	-

Money Market Funds	203,355,291	203,355,291	-	-
Total Investments in Securities:	33,011,362,107	33,011,362,107	-	-
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,030,806,168)	$32,808,006,816
Fidelity Central Funds (cost $203,355,291)	203,355,291

Total Investment in Securities (cost $19,234,161,459)		$33,011,362,107
Cash		2,192,925
Foreign currency held at value (cost $1,354)		1,355
Receivable for investments sold		56,616,770
Receivable for fund shares sold		6,877,824
Dividends receivable		7,149,462
Distributions receivable from Fidelity Central Funds		798,943
Prepaid expenses		15,571
Other receivables		1,074,884
Total assets		33,086,089,841
Liabilities
Payable for fund shares redeemed	$27,149,249
Accrued management fee	11,698,177
Distribution and service plan fees payable	1,826
Other payables and accrued expenses	1,213,256
Total liabilities		40,062,508
Net Assets		$33,046,027,333
Net Assets consist of:
Paid in capital		$18,527,295,195
Total accumulated earnings (loss)		14,518,732,138
Net Assets		$33,046,027,333

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,103,927 ÷ 372,154 shares)(a)		$13.71
Maximum offering price per share (100/94.25 of $13.71)		$14.55
Class M :
Net Asset Value and redemption price per share ($930,103 ÷ 68,005 shares)(a)		$13.68
Maximum offering price per share (100/96.50 of $13.68)		$14.18
Class C :
Net Asset Value and offering price per share ($420,918 ÷ 30,976 shares)(a)		$13.59
Magellan :
Net Asset Value, offering price and redemption price per share ($24,174,908,596 ÷ 1,749,195,665 shares)		$13.82
Class K :
Net Asset Value, offering price and redemption price per share ($596,732,863 ÷ 43,169,025 shares)		$13.82
Class I :
Net Asset Value, offering price and redemption price per share ($5,745,812 ÷ 417,284 shares)		$13.77
Class Z :
Net Asset Value, offering price and redemption price per share ($8,262,185,114 ÷ 599,571,863 shares)		$13.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends		$193,613,854
Income from Fidelity Central Funds (including $15,847 from security lending)		13,845,187
Security lending		1,949
Total income		207,460,990
Expenses
Management fee
Basic fee	$210,320,236
Performance adjustment	16,346,113
Distribution and service plan fees	20,678
Custodian fees and expenses	264,450
Independent trustees' fees and expenses	136,567
Registration fees	234,482
Audit fees	139,834
Legal	18,270
Interest	188,613
Miscellaneous	127,978
Total expenses before reductions	227,797,221
Expense reductions	(551)
Total expenses after reductions		227,796,670
Net Investment income (loss)		(20,335,680)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,843,652,096
Fidelity Central Funds	22,013
Foreign currency transactions	57,722
Total net realized gain (loss)		2,843,731,831
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	221,150,482
Assets and liabilities in foreign currencies	79,680
Total change in net unrealized appreciation (depreciation)		221,230,162
Net gain (loss)		3,064,961,993
Net increase (decrease) in net assets resulting from operations		$3,044,626,313
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(20,335,680)	$41,156,687
Net realized gain (loss)	2,843,731,831	2,403,512,988
Change in net unrealized appreciation (depreciation)	221,230,162	(1,068,131,823)
Net increase (decrease) in net assets resulting from operations	3,044,626,313	1,376,537,852
Distributions to shareholders	(3,270,823,545)	(2,143,787,176)

Share transactions - net increase (decrease)	(237,507,381)	825,940,099
Total increase (decrease) in net assets	(463,704,613)	58,690,775

Net Assets
Beginning of period	33,509,731,946	33,451,041,171
End of period	$33,046,027,333	$33,509,731,946

Financial Highlights
Fidelity Advisor® Magellan® Fund Class A

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$15.23
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.02)
Net realized and unrealized gain (loss)	1.25	(.78) D
Total from investment operations	1.19	(.80)
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(1.38)	(.46)
Total distributions	(1.38)	(.53)
Net asset value, end of period	$13.71	$13.90
Total Return E,F,G	8.25%	(5.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.93%	.89% J,K
Expenses net of fee waivers, if any	.93%	.89% J,K
Expenses net of all reductions, if any	.93%	.89% J,K
Net investment income (loss)	(.37)%	(.27)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$5,104	$1,391
Portfolio turnover rate L	54%	49%

AFor the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Magellan® Fund Class M

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$15.23
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.04)
Net realized and unrealized gain (loss)	1.25	(.78) D
Total from investment operations	1.16	(.82)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	(1.38)	(.46)
Total distributions	(1.38)	(.51) E
Net asset value, end of period	$13.68	$13.90
Total Return F,G,H	8.02%	(5.70)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.18%	1.13% K,L
Expenses net of fee waivers, if any	1.18%	1.13% K,L
Expenses net of all reductions, if any	1.18%	1.13% K,L
Net investment income (loss)	(.62)%	(.50)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$930	$309
Portfolio turnover rate M	54%	49%

AFor the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Magellan® Fund Class C

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.89	$15.23
Income from Investment Operations
Net investment income (loss) B,C	(.17)	(.07)
Net realized and unrealized gain (loss)	1.25	(.78) D
Total from investment operations	1.08	(.85)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(1.38)	(.46)
Total distributions	(1.38)	(.49) E
Net asset value, end of period	$13.59	$13.89
Total Return F,G,H	7.42%	(5.89)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.68%	1.66% K,L
Expenses net of fee waivers, if any	1.68%	1.66% K,L
Expenses net of all reductions, if any	1.68%	1.66% K,L
Net investment income (loss)	(1.11)%	(.98)% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$421	$492
Portfolio turnover rate M	54%	49%

AFor the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Magellan® Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.96	$14.29	$11.60	$13.61	$13.11
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.02	.05	.04	(.01)
Net realized and unrealized gain (loss)	1.25	.56	4.08	(1.51)	1.59
Total from investment operations	1.24	.58	4.13	(1.47)	1.58
Distributions from net investment income	-	(.03)	(.05)	(.03)	-
Distributions from net realized gain	(1.38)	(.87)	(1.39)	(.51)	(1.08)
Total distributions	(1.38)	(.91) C	(1.44)	(.54)	(1.08)
Net asset value, end of period	$13.82	$13.96	$14.29	$11.60	$13.61
Total Return D	8.59%	3.82%	40.08%	(10.73)%	11.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.56%	.50%	.52%	.68%
Expenses net of fee waivers, if any	.64%	.56%	.49%	.52%	.68%
Expenses net of all reductions, if any	.64%	.56%	.49%	.52%	.68%
Net investment income (loss)	(.07)%	.11%	.39%	.37%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$24,174,909	$24,740,417	$32,611,893	$24,279,165	$27,916,525
Portfolio turnover rate G	54%	49%	55%	86% H	53% H,I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity® Magellan® Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.96	$14.28	$11.59	$13.60	$13.09
Income from Investment Operations
Net investment income (loss) A,B	- C	.03	.05	.05	- C
Net realized and unrealized gain (loss)	1.24	.57	4.09	(1.52)	1.60
Total from investment operations	1.24	.60	4.14	(1.47)	1.60
Distributions from net investment income	-	(.04)	(.06)	(.04)	-
Distributions from net realized gain	(1.38)	(.87)	(1.39)	(.51)	(1.09)
Total distributions	(1.38)	(.92) D	(1.45)	(.54) D	(1.09)
Net asset value, end of period	$13.82	$13.96	$14.28	$11.59	$13.60
Total Return E	8.59%	3.96%	40.20%	(10.69)%	12.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57%	.49%	.42%	.45%	.62%
Expenses net of fee waivers, if any	.57%	.49%	.41%	.44%	.61%
Expenses net of all reductions, if any	.57%	.49%	.41%	.44%	.61%
Net investment income (loss)	-% H	.18%	.46%	.44%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$596,733	$710,820	$839,148	$723,781	$917,316
Portfolio turnover rate I	54%	49%	55%	86% J	53% J,K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Advisor® Magellan® Fund Class I

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$15.23
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D
Net realized and unrealized gain (loss)	1.25	(.78) E
Total from investment operations	1.23	(.78)
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(1.38)	(.46)
Total distributions	(1.38)	(.53)
Net asset value, end of period	$13.77	$13.92
Total Return F,G	8.54%	(5.47)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.68%	.62% J,K
Expenses net of fee waivers, if any	.68%	.62% J,K
Expenses net of all reductions, if any	.68%	.62% J,K
Net investment income (loss)	(.11)%	.01% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$5,746	$334
Portfolio turnover rate L	54%	49%

AFor the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Magellan® Fund Class Z

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$15.23
Income from Investment Operations
Net investment income (loss) B,C	- D	.02
Net realized and unrealized gain (loss)	1.24	(.79) E
Total from investment operations	1.24	(.77)
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(1.38)	(.46)
Total distributions	(1.38)	(.54) F
Net asset value, end of period	$13.78	$13.92
Total Return G,H	8.62%	(5.39)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.57%	.55% K,L
Expenses net of fee waivers, if any	.57%	.55% K,L
Expenses net of all reductions, if any	.57%	.55% K,L
Net investment income (loss)	-% M	.24% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$8,262,185	$8,055,972
Portfolio turnover rate N	54%	49%

AFor the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAudit fees are not annualized.
MAmount represents less than .005%.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Magellan, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,226,430,648
Gross unrealized depreciation	(470,312,082)
Net unrealized appreciation (depreciation)	$13,756,118,566
Tax Cost	$19,255,243,541

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$762,592,448
Net unrealized appreciation (depreciation) on securities and other investments	$13,756,139,689

The tax character of distributions paid was as follows:

	March 31, 2026	March 31, 2025
Ordinary Income	$-	$190,703,077
Long-term Capital Gains	3,270,823,545	1,953,084,099
Total	$3,270,823,545	$2,143,787,176
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Magellan Fund	19,467,840,435	22,743,775,765
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Magellan	.61
Class K	.54
Class I	.65
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.63
Class M	.63
Class C	.63
Magellan	.59
Class K	.52
Class I	.63
Class Z	.52

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Magellan Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Magellan. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .04%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	10,730	2,157
Class M	.25%	.25%	4,248	282
Class C	.75%	.25%	5,700	3,818
			20,678	6,257

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,410
Class M	406
Class CA	211
11,027

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Magellan Fund	$1,074,884

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Magellan Fund	124,143

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Magellan Fund	Borrower	120,926,385	4.32%	188,613

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Magellan Fund	1,601,585,024	1,312,321,123	133,768,028
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Magellan Fund	45,253
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Magellan Fund	1,936	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $551.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025A
Fidelity Magellan Fund
Distributions to shareholders
Class A	$315,524	$27,137
Class M	74,721	4,057
Class C	50,551	3,413
Magellan	2,411,924,831	2,089,757,991
Class K	62,028,898	53,338,097
Class I	295,463	3,467
Class Z	796,133,557	653,014
Total	$3,270,823,545	$2,143,787,176

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025A	Year ended March 31, 2026	Year ended March 31, 2025 A
Fidelity Magellan Fund
Class A
Shares sold	325,811	111,762	$4,916,205	$1,712,636
Reinvestment of distributions	21,458	1,760	315,073	27,137
Shares redeemed	(75,123)	(13,514)	(1,154,657)	(202,545)
Net increase (decrease)	272,146	100,008	$4,076,621	$1,537,228
Class M
Shares sold	57,624	21,929	$854,881	$332,171
Reinvestment of distributions	4,928	263	71,687	4,057
Shares redeemed	(16,739)	-	(256,759)	-
Net increase (decrease)	45,813	22,192	$669,809	$336,228
Class C
Shares sold	17,378	36,247	$259,538	$561,890
Reinvestment of distributions	3,425	221	49,553	3,413
Shares redeemed	(25,227)	(1,068)	(369,501)	(15,163)
Net increase (decrease)	(4,424)	35,400	$(60,410)	$550,140
Magellan
Shares sold	65,589,855	117,267,673	$976,483,406	$1,709,315,965
Reinvestment of distributions	152,358,398	134,013,809	2,224,274,220	1,967,382,352
Shares redeemed	(240,539,782)	(762,121,676)	(3,600,664,081)	(11,322,824,502)
Net increase (decrease)	(22,591,529)	(510,840,194)	$(399,906,455)	$(7,646,126,185)
Class K
Shares sold	1,971,504	4,372,583	$29,770,516	$63,626,115
Reinvestment of distributions	4,252,466	3,641,008	62,020,397	53,338,097
Shares redeemed	(13,983,005)	(15,851,901)	(206,149,928)	(232,067,616)
Net increase (decrease)	(7,759,035)	(7,838,310)	$(114,359,015)	$(115,103,404)
Class I
Shares sold	438,100	23,735	$6,910,832	$354,262
Reinvestment of distributions	19,709	225	294,537	3,467
Shares redeemed	(64,485)	-	(979,921)	-
Net increase (decrease)	393,324	23,960	$6,225,448	$357,729
Class Z
Shares sold	1,799,411	578,974,619	$27,714,834	$8,586,286,461
Reinvestment of distributions	54,656,888	31,265	795,147,743	482,106
Shares redeemed	(35,732,269)	(158,051)	(557,015,956)	(2,380,204)
Net increase (decrease)	20,724,030	578,847,833	$265,846,621	$8,584,388,363

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through March 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Magellan Fund	25%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Magellan Fund and Shareholders of Fidelity Magellan Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Magellan Fund (one of the funds constituting Fidelity Magellan Fund, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2026, $2,454,698,665, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.702307.128
MAG-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026